RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024	Aug. 31, 2023
Related Party Transactions [Abstract]
Amount due to shareholders	Amounts due to shareholders are unsecured, with interest of 3% per annum and tenure of 6 months, or mutually between the parties.	Amounts due to shareholders are unsecured, with interest of 3% per annum and tenure of 6 months, or mutually agreed between the parties
Due to related parties	$ 1,951,778	$ 1,202,692	$ 232,095